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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sheffield Asset Management, L.L.C.
                 ----------------------------------
   Address:      900 N. Michigan Avenue, Suite 1100
                 ----------------------------------
                 Chicago, Illinois 60611
                 ----------------------------------

Form 13F File Number: 028-12168
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Amy Rosenow
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   (312) 506-6403
         -------------------------------

Signature, Place, and Date of Signing:

           /s/ Amy Rosenow            Chicago, Illinois    February 13, 2009
   -------------------------------    -----------------    -----------------
             [Signature]                [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   25
                                        --------------------

Form 13F Information Table Value Total:              257,564
                                        --------------------
                                                 (thousands)

List of Other Included Managers:

None

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                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2   COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------- ------------- --------- -------- ------------------ ---------- -------- -------------------
                                  TITLE                 VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
        NAME OF ISSUER           OF CLASS     CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE   SHARED  NONE
----------------------------- ------------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ----
ABERCROMBIE & FITCH CO             CL A     002896207   18,314   793,828 SH         OTHER        *           793,828
ABERCROMBIE & FITCH CO             CALL     002896207    2,468   107,000 SH  CALL   OTHER        *
ADVANCE AUTO PARTS INC             COM      00751Y106    7,053   209,600 SH         OTHER        *           209,600
ALLEGHENY ENERGY INC               COM      017361106   24,684   729,000 SH         OTHER        *           729,000
AMERICAN EAGLE OUTFITTERS NEW      COM      02553E106   16,816 1,796,629 SH         OTHER        *         1,796,629
BARNES & NOBLE INC                 COM      067774109    4,450   296,604 SH         OTHER        *           296,604
BORGWARNER INC                     COM      099724106    4,519   207,578 SH         OTHER        *           207,578
CIMAREX ENERGY CO                  COM      171798101    4,602   171,840 SH         OTHER        *           171,840
GILDAN ACTIVEWEAR INC              COM      375916103      588    50,000 SH         OTHER        *            50,000
HOME DEPOT INC`                    COM      437076102   22,134   961,533 SH         OTHER        *           961,533
INTERFACE INC                      CL A     458665106   14,143 3,047,818 SH         OTHER        *         3,047,818
JOHNSON CTLS INC                   COM      478366107   10,714   590,000 SH         OTHER        *           590,000
KOHLS CORP                         COM      500255104    9,836   271,714 SH         OTHER        *           271,714
KRAFT FOODS INC                    CL A     50075N104    2,229    83,000 SH         OTHER        *            83,000
LOWES COS INC                      COM      548661107   38,202 1,775,200 SH         OTHER        *         1,775,200
MAXIMUS INC                        COM      577933104    3,107    88,500 SH         OTHER        *            88,500
MGIC INVT CORP WIS                 COM      552848103      729   209,583 SH         OTHER        *           209,583

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
MICROSOFT CORP                     COM      594918104    9,592   493,440 SH         OTHER        *           493,440
MOHAWK INDS INC                    COM      608190104   16,005   372,475 SH         OTHER        *           372,475
MOHAWK INDS INC                    CALL     608190104   11,684   271,900 SH  CALL   OTHER        *
SPDR TR                         UNIT SER 1  78462F103    9,737   107,900 SH         OTHER        *           107,900
SPDR SERIES TRUST             S&P HOMEBUILD 78464A888    8,061   672,900 SH         OTHER        *           672,900
TARGET CORP                        COM      87612E106    7,078   204,985 SH         OTHER        *           204,985
UNITED STATES OIL FUND LP         UNITS     91232N108    2,549    77,000 SH         OTHER        *            77,000
WHIRLPOOL CORP                     CALL     963320106    8,270   200,000 SH  CALL   OTHER        *

   *This form is being filed by Sheffield Asset Management, L.L.C. ("SAM"), which serves as General Partner of Sheffield Partners, L.P. and Sheffield Institutional Partners, L.P. and Investment Advisor to Sheffield International Partners, Ltd. (collectively, the "Funds") with respect to the shares of common stock directly owned by the Funds. The members of SAM are Brian J. Feltzin and Craig C. Albert.